UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-Q
                  Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-9105

                              New World Fund, Inc.
               (Exact Name of Registrant as specified in charter)
                             333 South Hope Street
                         Los Angeles, California 90071
                    (Address of principal executive offices)

              Registrant's telephone number, including area code:
                                 (213) 486-9200

                   Date of fiscal year end: October 31, 2004
                    Date of reporting period: July 31, 2004

                                Vincent P. Corti
                    Capital Research and Management Company
                             333 South Hope Street
                         Los Angeles, California 90071
                    (name and address of agent for service)

                                   Copies to:
                              Richard M. Phillips
                           Kirkpatrick & Lockhart LLP
                      Four Embarcadero Center, 10th Floor
                        San Francisco, California 94111
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

New World Fund
INVESTMENT PORTFOLIO
July 31, 2004                                                        unaudited

                                                                                                               Market value
COMMON STOCKS -- 80.60%                                                                             Shares            (000)

FINANCIALS -- 13.50%
Housing Development Finance Corp. Ltd.                                                           1,817,818       $   22,588
Housing Development Finance Corp. Ltd.(1)                                                        1,600,000           19,882
OTP Bank Rt.                                                                                     1,821,000           37,543
Erste Bank der oesterreichischen Sparkassen AG                                                     930,800           36,031
PT Bank Rakyat Indonesia                                                                       132,165,500           24,971
HSBC Holdings PLC                                                                                1,449,978           21,380
ICICI Bank Ltd.                                                                                  3,408,800           19,673
ICICI Bank Ltd. (ADR)                                                                               47,125              614
Hong Leong Bank Bhd.                                                                            15,060,000           20,212
Malayan Banking Bhd.                                                                             4,981,800           14,028
American International Group, Inc.                                                                 189,000           13,353
Itausa -- Investimentos Itau SA, preferred nominative                                           11,686,419           13,324
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR)                                               515,000           11,181
SM Prime Holdings, Inc.                                                                         98,000,000           10,513
HDFC Bank Ltd.                                                                                   1,286,327           10,413
Bank Zachodni WBK SA                                                                               426,744            9,407
Allied Irish Banks, PLC                                                                            541,587            8,314
Bank Polska Kasa Opieki SA                                                                         249,000            7,788
Bank of the Philippine Islands                                                                   9,710,460            7,292
Daegu Bank, Ltd.                                                                                   725,000            3,845
Banco Itau Holding Financeira SA, preferred nominative                                          38,500,000            3,588
Kookmin Bank(2)                                                                                    121,000            3,328
United Overseas Bank Ltd.                                                                          350,000            2,789
PICC Property and Casualty Co. Ltd., Class H(2)                                                  4,962,000            1,781
                                                                                                                    323,838

TELECOMMUNICATION SERVICES -- 13.31%
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B                         77,090,000           65,438
Philippine Long Distance Telephone Co.(2)                                                        1,304,290           29,150
Philippine Long Distance Telephone Co. (ADR)(2)                                                    373,200            8,363
CESKY TELECOM, AS                                                                                2,161,700           25,798
Portugal Telecom, SGPS, SA                                                                       2,368,600           24,223
Telefonica, SA                                                                                   1,603,149           23,303
Advanced Info Service PCL                                                                        8,641,500           20,126
Partner Communications Co. Ltd.(2)                                                               2,436,089           17,604
Partner Communications Co. Ltd (ADR)(2)                                                            235,000            1,669
SK Telecom Co., Ltd. (ADR)                                                                         905,670           15,994
China Unicom Ltd.                                                                               18,641,300           13,982
Maxis Communications Bhd.                                                                        5,512,600           12,766
America Movil SA de CV, Series L (ADR)                                                             355,500           12,702
KT Corp. (ADR)                                                                                     579,680           10,313
KT Corp.                                                                                             6,160              196
Magyar Tavkozlesi Rt. (ADR)                                                                        325,000            6,708
China Mobile (Hong Kong) Ltd.                                                                    2,219,800            6,447
Perusahaan Perseroan (Persero) PT Indonesian Satellite Corp. Tbk (ADR)                             260,000            5,957
Tele Nordeste Celular Participacoes SA, preferred nominative (ADR)                                 231,200       $    5,341
Celular CRT SA, preferred nominative, Class A                                                   22,500,000            4,536
Celular CRT SA, ordinary nominative                                                                499,659               81
GLOBE TELECOM, Inc.                                                                                239,992            3,669
Telefonos de Mexico, SA de CV, Class L (ADR)                                                       100,000            3,088
Cia. de Telecomunicaciones de Chile SA (ADR)                                                       160,000            1,824
Global Light Telecommunications Inc.(1),(2),(3)                                                    240,000                2
Global Light Telecommunications Inc.(2),(3)                                                        160,000                2
                                                                                                                    319,282

MATERIALS -- 11.15%
Cia. Vale do Rio Doce, Class A, preferred nominative                                               671,000           29,669
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                   204,200           11,006
Cia. Vale do Rio Doce, preferred nominative, Class A                                                68,000            3,007
Votorantim Celulose e Papel SA, preferred nominative (ADR)                                       1,046,000           37,405
Hindalco Industries Ltd.                                                                           840,000           19,967
Xstrata PLC                                                                                      1,407,633           19,842
INI Steel Co.                                                                                    1,975,000           17,064
Associated Cement Companies Ltd.                                                                 2,500,000           12,926
Cheung Kong Infrastructure Holdings Ltd.                                                         5,360,000           12,748
Siam Cement PCL                                                                                  2,095,000           12,401
Cemex, SA de CV, ordinary participation certificates, units (ADR)                                  433,449           12,215
Phelps Dodge Corp.(2)                                                                              137,000           10,678
Siam City Cement PCL                                                                             1,874,600            9,550
Sino-Forest Corp., Class A(2)                                                                    3,586,000            7,559
Hanil Cement Co., Ltd.                                                                             181,500            7,243
Freeport-McMoRan Copper & Gold Inc., Class B                                                       198,000            6,900
BHP Billiton PLC                                                                                   682,288            6,209
Ivanhoe Mines Ltd.(2)                                                                            1,410,000            6,188
Asian Paints (India) Ltd.                                                                          829,755            5,717
Aracruz Celulos SA, Class B, preferred nominative (ADR)                                            149,000            5,155
Holcim Ltd.                                                                                         81,142            4,235
Hyosung Corp.                                                                                      438,408            3,574
Anglo American PLC                                                                                 163,941            3,488
Formosa Plastics Corp.                                                                           2,088,200            2,904
                                                                                                                    267,650

CONSUMER STAPLES -- 11.00%
Fomento Economico Mexicano, SA de CV (ADR)                                                         923,000           40,557
Oriflame Cosmetics SA(2)                                                                         1,180,000           39,156
Wal-Mart de Mexico, SA de CV, Series V (ADR)                                                       478,000           14,531
Wal-Mart de Mexico, SA de CV, Series V                                                           2,163,900            6,587
Nestle SA                                                                                           80,650           20,562
Avon Products, Inc.                                                                                466,000           20,043
Cia. de Bebidas das Americas -- AmBev, preferred nominative (ADR)                                  785,000           16,140
PepsiCo, Inc.                                                                                      286,000           14,300
Unilever PLC                                                                                     1,410,620           12,440
Anheuser-Busch Companies, Inc.                                                                     230,000           11,937
Orkla AS                                                                                           462,857           11,097
Groupe Danone                                                                                      128,800           10,590
Coca-Cola Co.                                                                                      196,700            8,627
Unilever NV                                                                                        119,500            7,337
Nestle India Ltd.                                                                                  620,620            6,986
Kimberly-Clark de Mexico, SA de CV, Class A, ordinary participation certificates                 2,450,000            6,599
Migros Turk TAS                                                                                880,956,000            4,724
Coca-Cola FEMSA, SA de CV, Series L                                                              2,065,000       $    4,231
Heineken NV                                                                                        125,000            3,905
Coca-Cola HBC SA                                                                                   152,800            3,591
                                                                                                                    263,940

INFORMATION TECHNOLOGY -- 7.28%
Kingboard Chemical Holdings Ltd.                                                                18,699,400           34,645
NHN Corp.                                                                                          297,482           24,659
SINA Corp.(2)                                                                                      517,000           14,657
QUALCOMM Inc.                                                                                      210,000           14,507
Mediatek Incorporation                                                                           2,432,797           14,049
Hon Hai Precision Industry Co., Ltd.                                                             3,161,600           11,411
Venture Corp. Ltd.                                                                               1,151,800           10,852
Quanta Computer Inc.                                                                             3,746,652            6,071
Quanta Computer Inc. (GDR)(1)                                                                      557,917            4,491
ASE Test Ltd.(2)                                                                                   909,000            6,008
Samsung SDI Co., Ltd.                                                                               51,800            4,852
Sunplus Technology Co., Ltd.                                                                     3,600,000            4,667
Samsung Electro-Mechanics Co., Ltd.(2)                                                             183,000            4,407
Shanda Interactive Entertainment Ltd. (ADR)(2)                                                     225,600            4,286
Motorola, Inc.                                                                                     250,000            3,983
Sabre Holdings Corp., Class A                                                                      105,098            2,683
Samsung Electronics Co., Ltd.                                                                        7,500            2,675
Sohu.com Inc.(2)                                                                                   120,000            2,486
NetEase.com, Inc. (ADR)(2)                                                                          58,000            2,161
KEC Corp.                                                                                           75,000            1,136
                                                                                                                    174,686

INDUSTRIALS -- 6.79%
Daelim Industrial Co., Ltd.                                                                      1,539,100           43,184
Kumgang Korea Chemical Co., Ltd.                                                                   392,500           37,269
3M Co.                                                                                             199,000           16,390
Bharat Heavy Electricals Ltd.                                                                    1,150,000           13,525
Metso Oyj                                                                                          770,000            9,963
Laureate Education, Inc.(2)                                                                        265,000            9,355
AGCO Corp.(2)                                                                                      425,000            8,891
Asahi Glass Co., Ltd.                                                                              900,000            8,094
Hyundai Development Co.                                                                            887,000            8,081
International Container Terminal Services, Inc.                                                 88,828,000            5,241
Johnson Electric Holdings Ltd.                                                                   1,750,000            1,773
Zhejiang Expressway Co. Ltd., Class H                                                            1,620,000            1,194
                                                                                                                    162,960

CONSUMER DISCRETIONARY -- 6.74%
Honda Motor Co., Ltd.                                                                              419,000           20,384
Astro All Asia Networks PLC(2)                                                                  14,188,500           17,100
Grupo Televisa, SA, ordinary participation certificates (ADR)                                      300,900           14,142
Kia Motors Corp.                                                                                 1,816,000           14,137
Toyota Motor Corp.                                                                                 330,000           13,270
Suzuki Motor Corp.                                                                                 667,000           11,854
KangwonLand Inc.                                                                                   995,100           10,385
Cheng Shin Rubber (Xiamen) Ind., Ltd.                                                            7,874,760           10,046
LG Electronics Inc.                                                                                178,630            7,442
Koninklijke Philips Electronics NV                                                                 290,000            7,010
Controladora Comercial Mexicana, SA de CV, units                                                 5,920,000            6,028
ABS-CBN Holdings Corp. (PDR)                                                                    16,138,200            5,915
Maruti Udyog Ltd.                                                                                  615,000            5,633
Nien Hsing Textile Co., Ltd.                                                                     6,651,000     $      5,056
Li & Fung Ltd.                                                                                   3,575,000            4,951
Cheil Industries Inc.                                                                              400,000            4,688
BEC World PCL                                                                                    8,000,000            3,435
Largan Precision Co., Ltd.                                                                          31,000              207
Antena 3 Television, SA(2)                                                                           1,336               70
                                                                                                                    161,753

HEALTH CARE -- 2.99%
Novo Nordisk A/S, Class B                                                                          350,500           17,771
AstraZeneca PLC (Sweden)                                                                           293,200           13,202
Ranbaxy Laboratories Ltd.                                                                          645,000           13,118
PLIVA d.d. (GDR)                                                                                   904,000           12,792
Teva Pharmaceutical Industries Ltd. (ADR)                                                          240,000            7,104
Dr. Reddy's Laboratories Ltd.                                                                      400,000            6,559
Lumenis Ltd.2                                                                                      820,000            1,230
                                                                                                                     71,776

ENERGY -- 2.60%
Petroleo Brasileiro SA -- Petrobras, ordinary nominative (ADR)                                     462,900           13,091
Oil & Natural Gas Corp. Ltd.                                                                       750,533           11,609
Nexen Inc.                                                                                         238,513            9,184
Noble Energy, Inc.                                                                                 150,000            8,297
LUKoil Holding (ADR)                                                                                67,750            7,385
Pogo Producing Co.                                                                                 155,000            6,879
"Shell" Transport and Trading Co., PLC (ADR) (New York registered)                                  90,000            3,942
China Oilfield Services Ltd., Class H                                                            6,756,700            2,014
                                                                                                                     62,401

UTILITIES -- 2.42%
Reliance Energy Ltd.                                                                             2,311,000           29,106
GAIL (India) Ltd.                                                                                3,924,000           16,593
AES Corp.(2)                                                                                       700,000            6,755
Gas Natural SDG, SA                                                                                250,000            5,758
                                                                                                                     58,212

MISCELLANEOUS -- 2.82%
Other common stock securities in initial period of acquisition                                                       67,551

TOTAL COMMON STOCKS (cost: $1,603,051,000)                                                                        1,934,049


                                                                                          Principal amount     Market value
CONVERTIBLE SECURITIES -- 0.33%                                                                      (000)            (000)

FINANCIALS -- 0.33%
LG Card Co., Ltd., 3.00% convertible bond-warrant, expire 2009(2)                          KRW  14,166,800            8,025

TOTAL CONVERTIBLE SECURITIES (cost: $12,033,000)                                                                      8,025


                                                                                          Principal amount     Market value
BONDS AND NOTES -- 11.38%                                                                            (000)            (000)

GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS -- 10.84%
Russian Federation 8.25% 2010                                                                      $23,000        $  24,781
Russian Federation 8.25% 2010(1)                                                                     3,848            4,145
Russian Federation 5.00% 2030(1),(4)                                                                30,813           28,425
Russian Federation 5.00% 2030(4)                                                                     2,500            2,306
United Mexican States Government Global 8.625% 2008                                                  5,471            6,226
United Mexican States Government Global 10.375% 2009                                                 4,500            5,494
United Mexican States Government 9.875% 2010                                                        13,625           16,623
United Mexican States Government Eurobonds, Global 6.375% 2013                                      10,000           10,230
United Mexican States Government, Series MI10, 8.00% 2013                                       MXP  7,400              565
United Mexican States Government Eurobonds 11.375% 2016                                             $8,620           12,240
United Mexican States Government 8.00% 2023                                                    MXP  83,885            5,579
Brazil (Federal Republic of) 2.125% 2009(4)                                                         $2,435            2,281
Brazil (Federal Republic of) 14.50% 2009                                                             3,725            4,498
Brazil (Federal Republic of) Global 9.25% 2010                                                       6,600            6,617
Brazil (Federal Republic of), Bearer 8.00% 2014(5)                                                   7,828            7,383
Brazil (Federal Republic of) Global 10.125% 2027                                                    12,000           11,190
Brazil (Federal Republic of) 11.00% 2040                                                             2,625            2,576
Panama (Republic of) 8.25% 2008                                                                     13,050           14,322
Panama (Republic of) Global 9.625% 2011                                                                485              547
Panama (Republic of) 9.375% 2012                                                                       447              498
Panama (Republic of) 10.75% 2020                                                                        80               92
Panama (Republic of) Global 9.375% 2023                                                              6,336            6,621
Panama (Republic of) 8.875% 2027                                                                       100              101
Panama (Republic of) Global 9.375% 2029                                                              6,535            7,254
Peru (Republic of) 9.125% 2012                                                                      12,100           12,705
Peru (Republic of) 8.375% 2016                                                                       5,300            5,062
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017(4)                                          5,528            4,837
Philippines (Republic of) 8.875% 2008                                                                4,740            5,202
Philippines (Republic of) 8.375% 2009                                                                8,335            8,783
Philippines (Republic of) Global 10.625% 2025                                                        5,100            5,572
Turkey (Republic of) Treasury Bill 0% 2004                                              TRL  5,500,000,000            3,569
Turkey (Republic of) Treasury Bill 0% 2005                                                   5,000,000,000            2,634
Turkey (Republic of) Treasury Bill 0% 2005                                                   1,500,000,000              859
Turkey (Republic of) 11.875% 2030                                                                 $  8,900           11,392
Colombia (Republic of) 10.00% 2012                                                                   9,125            9,878
Colombia (Republic of) Global 10.75% 2013                                                            3,840            4,310
Argentina (Republic of) Global 12.25% 2018(5),(6)                                                   11,873            3,354
Venezuela (Republic of) 9.25% 2027                                                                   1,500            1,338
                                                                                                                    260,089

UTILITIES -- 0.23%
AES Gener SA 7.50% 2014(1)                                                                           3,000            2,910
Enersis SA 7.375% 2014(1)                                                                            2,650            2,673
                                                                                                                      5,583

TELECOMMUNICATION SERVICES -- 0.12%
Cellco Finance NV 12.75% 2005                                                                        2,725            2,936

ENERGY -- 0.10%
Petrozuata Finance, Inc., Series B, 8.22% 2017(1),(7)                                                2,250            2,093
Petrozuata Finance, Inc., Series B, 8.22% 2017(7)                                                      250              233
                                                                                                                      2,326

MATERIALS -- 0.09%
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                     2,000            2,230

TOTAL BONDS AND NOTES (cost: $258,060,000)                                                                          273,164


                                                                                          Principal amount     Market value
SHORT-TERM SECURITIES -- 7.74%                                                                       (000)            (000)

Ciesco LLC 1.24% due 8/10/2004                                                                     $16,300    $      16,294
Citicorp 1.48% due 9/27/2004                                                                        16,200           16,161
International Bank for Reconstruction and Development 1.025%-1.325%
   due 8/2-8/30/2004                                                                                29,500           29,481
Amsterdam Funding Corp. 1.30%-1.43% due 8/12-9/10/2004(1)                                           22,300           22,281
Wells Fargo & Co. 1.38% due 8/30/2004                                                               20,400           20,400
Export Development Corp. 1.25% due 8/4/2004                                                         16,800           16,798
HBOS Treasury Services PLC 1.33% due 8/3/2004                                                       15,100           15,098
Old Line Funding LLC 1.32% due 8/23/2004(1)                                                         11,570           11,560
CBA (Delaware) Finance Inc. 1.30% due 9/7/2004                                                      10,100           10,086
DaimlerChrysler Revolving Auto Conduit LLC 1.34% due 8/17/2004                                       8,200            8,195
Park Avenue Receivables Corp., LLC 1.42% due 9/14/2004(1)                                            7,000            6,988
Toyota Motor Credit Corp. 1.35% due 8/25/2004                                                        6,500            6,494
Fannie Mae 1.41% due 9/28/2004                                                                       5,800            5,786

TOTAL SHORT-TERM SECURITIES (cost: $185,624,000)                                                                    185,622


TOTAL INVESTMENT SECURITIES (cost: $2,058,768,000)                                                                2,400,860
New Taiwanese Dollar (cost: $764,000)                                                          NT  $25,892              763
Other assets less liabilities                                                                                        (2,042)

NET ASSETS                                                                                                       $2,399,581


(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all restricted securities was $105,450,000, which represented 4.39% of the net assets of the fund.
(2) Security did not produce income during the last 12 months.
(3) Valued under fair value procedures adopted by authority of the Board of Directors.
(4) Coupon rate may change periodically.
(5) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(6) Scheduled interest payments not made; reorganization pending.
(7) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
PDR = Philippine Depositary Receipts



FEDERAL INCOME TAX INFORMATION                           (dollars in thousands)

Gross unrealized appreciation on investment securities                                                          $438,810
Gross unrealized depreciation on investment securities                                                          (117,450)
Net unrealized appreciation investment securities                                                                321,360
Cost of investment securities for federal income tax purposes                                                  2,080,263



ITEM 2 - Controls and ProceduresThe Registrant's Principal Executive Officer and and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 - ExhibitsThe certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, Inc.


By /s/ Robert W. Lovelace
-------------------------------------------------
Robert W. Lovelace, President and PEO

Date: September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By    /s/ Robert W. Lovelace
      -------------------------------------------------
      Robert W. Lovelace, President and PEO

Date: September 29, 2004



By    /s/ R. Marcia Gould
      -------------------------------------------------
      R. Marcia Gould, Treasurer and PFO

Date: September 29, 2004